Organization and Basis of Presentation (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Organization and Basis of Presentation (Details) [Line Items]
Emerging growth description		(i) the last day of the fiscal year: (a) following March 19, 2026, the fifth anniversary of our IPO; (b) in which we have total annual gross revenue of at least $1.07 billion; or (c) in which we are deemed to be a “large accelerated filer”, which means the market value of our common stock that is held by non-affiliates exceeds $700 million as of the prior June 30th, and (ii) the date on which we have issued more than $1.0 billion in non-convertible debt during the prior three-year period.
Exchange ratio		2.013	2.013
common stock, par share (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares (in Shares) | shares		200,600,000
Business combination per share (in Dollars per share) | $ / shares		$ 10
Investors purchased shares (in Shares) | shares		16,500,000
Aaggregate gross proceeds		$ 165,000
Business combination description		(1) Excludes 40.8 million common shares issuable upon exercise of Heliogen’s outstanding stock options, 4.4 million common shares issuable upon vesting and settlement of Heliogen’s RSU Awards and 0.5 million restricted shares subject to vesting.(2) Does not take into account, at the time of the Closing Date, the dilutive impact of the shares of Common Stock issuable in connection with the Warrants (as defined in Note 5) totaling approximately 8.6 million shares, which became exercisable on March 18, 2022.(3) Shares attributable to Athena Technology Sponsor LLC (the “Sponsor”) received in exchange for the Class B common stock and private placement units (each unit comprising one share of common stock and one-third of one warrant) issued by Athena to the Sponsor in connection with Athena’s initial public offering.(4) Shares issued as consideration for anti-dilution rights waived by the Sponsor.
Accumulated deficit		$ (166,580)	$ (225,548)	$ 200	$ (29,172)
Total shareholders’ deficit	$ 100
Revision of Prior Period, Adjustment [Member]
Organization and Basis of Presentation (Details) [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	200
Accumulated deficit	$ 116			$ 546
Common Stock [Member]
Organization and Basis of Presentation (Details) [Line Items]
Exchange ratio		(2.013)
common stock, par share (in Dollars per share) | $ / shares		$ 0.0001
Consideration amount		$ 154,800
Athena Technology Acquisition Corp. [Member]
Organization and Basis of Presentation (Details) [Line Items]
common stock, par share (in Dollars per share) | $ / shares		$ 0.001
Converted exchanged		1
Business Combination [Member]
Organization and Basis of Presentation (Details) [Line Items]
Exchange ratio		2.013
Common stock value		$ 45,800